Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
15.           Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, trading securities, interest rate swaps, FFA contracts and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, FFA contracts and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below (see Note 16) do not qualify for accounting purposes as fair value hedges, under guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the "Consolidated statements of operations." As of December 31, 2011, the Company had three open swap contracts for a notional amount of $60.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.  As of December 31, 2011, there were no customers with trade accounts receivable accounting for more than 10% of the customer's 2011 hire revenues.

Forward freight agreements ("FFA")

The Company trades in the FFA market with an objective to utilize the FFAs as economic hedging instruments that are effective at reducing the market risk of specific drybulk vessels. The Company does not trade FFAs speculatively. FFA trading generally has not qualified as hedge accounting and as such the trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis.  As of December 31, 2009, the Company had eleven open FFAs amounting to 905 vessel-days in 2010 on the Baltic Panamax Index, the equivalent capacity of approximately 2.5 modern panamax –size drybulk carriers. Since December 2008, the Company has sold a total of 765 days for 2009 (all of which settled during 2009) and 1145 days for 2010 and bought 240 days for 2010 (see Note 16). In 2010, the Company bought a "put" option contract on the BPI for 360 days with $16,500 per day striking price and sold a "call" option contract for 360 days on the BPI with $23,500 per day on the BPI both for calendar 2011. None of the "mark-to-market" positions of the open FFA contracts qualified for hedge accounting treatment. As of December 31, 2011, there were no FFA contracts or option contracts outstanding.

Fair value of financial instruments

The Company follows guidance relating to "Fair value measurements", which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company's investments in trading securities and FFA contracts are determined based on quoted prices in active markets and therefore are considered Level 1 of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company's interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to "Fair value measurements" are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined. As of December 31, 2010 and December 31, 2011 no fair value measurements for assets or liabilities under Level 3 were recognized in the Company's consolidated financial statements.

	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trading securities	$27,473	$27,473	-	-
Derivatives, long-term	-	-	-	-

Liabilities
Derivatives, current and long-term portion	-	-	$3,451,497	-

	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trading securities	$263,223	$263,223	-	-
Derivatives, current	$574,336	$574,336	-	-

Liabilities
Derivatives, current and long-term portion	$3,374,980	-	$3,374,980	-